Organization and Principal Activities - Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Schedule of Financial Statement Amounts and Balances of VIE and its Subsidiaries [Line Items]
Total assets	$ 50,320,958		$ 55,345,910
Total liabilities	49,214,979		$ 57,307,054
Total revenue	41,503,658	$ 24,008,463
Net income	3,110,593	(648,451)
Net cash used in operating activities	(248,406)	(1,294,161)
Net cash provided by (used in) investing activities	644,702	(16,771)
Net cash provided by financing activities	$ 404,379	$ 2,037,165